NOTE RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
NOTE RECEIVABLE

NOTE 5 – NOTE RECEIVABLE

On May 26, 2016, Robert Clark, the Company’s President and Chief Executive Officer, formed Elev8 Hemp, LLC, a Delaware limited liability company (“Elev8 Hemp”), on behalf of Ryan Medico, the Company’s then-Chief Financial Officer. Mr. Medico was the sole owner of and served as President of Elev8 Hemp.

In June 2016, the Company entered into a letter of intent with Elev8 Hemp to acquire it, such that it would become the Company’s wholly-owned subsidiary. Pursuant to the letter of intent, on June 7, 2016, the Company entered into an Acquisition Agreement with Elev8 Hemp (the “Elev8 Hemp Acquisition Agreement”), whereby the Company agreed to acquire 100% of the ownership of Elev8 Hemp and, in exchange, the Company agreed to issue to Mr. Medico 5 million restricted shares of the Common Stock, which had a fair market value of $50,000. The Elev8 Hemp Acquisition Agreement provided that if the Company failed to adequately capitalize the development of Elev8 Hemp to complete its objectives set forth in its business plan, then Mr. Medico would have the option until March 31, 2018 to purchase Elev8 Hemp from the Company for a purchase price of $50,000, which could be paid in shares of the Company’s Common Stock.

On October 10, 2016, the Company entered into a Membership Interest Purchase Agreement (the “Membership Interest Purchase Agreement”) with Elev8 Hemp, as the Company’s wholly-owned subsidiary, and Branded Legacy, Inc., formerly known as Elev8 Brands, Inc. and, prior to that, known as PLAD, Inc. (“Branded Legacy”), to sell 100% of the then-issued and outstanding membership interests of Elev8 Hemp to Branded Legacy in consideration of its issuance to the Company of 200,000,000 shares of its common stock, par value $0.00001. In connection with this transaction, Mr. Medico became the Chief Executive Officer and the sole director of Branded Legacy. The parties desired to enter into the Membership Interest Purchase Agreement because the Company did not have adequate capital to fund the development of Elev8 Hemp’s business, as well as its own. Until July 2018, Mr. Medico also continued to serve as the Company’s Chief Financial Officer.

On April 14, 2017, the Company’s Board of Directors (the “Board”) declared a dividend to its stockholders of an aggregate of 51,396,608 shares of common stock of Branded Legacy. The Company’s stockholders received one share of common stock of Branded Legacy for every 10 shares of the Company’s Common Stock held on the record date. On the record date, we had approximately 104 stockholders, all of whom received this dividend. After the payment of the dividend, the Company held 148,603,365 shares of common stock of Branded Legacy.

On March 6, 2018, the Company entered into a Securities Exchange and Settlement Agreement (the “First Exchange Agreement”) with Branded Legacy. Pursuant to the First Exchange Agreement, the Company exchanged with Branded Legacy the remaining 148,603,365 shares of common stock held by the Company for 2,746,723 shares of Branded Legacy’s Series D preferred stock. The shares of Series D preferred stock were initially convertible into 164,803,380 shares of common stock of Branded Legacy. At December 31, 2018, the balance of the investment in Branded Legacy was $1,648.

On November 26, 2019, we entered into a second Securities and Exchange Agreement with Branded Legacy, whereby we exchanged the remaining investment of 2,746,723 shares of Branded Legacy’s Series D preferred stock for its 10-year, unsecured, non-convertible promissory note in our favor in the original principal amount of $1,500,000 (the “Branded Legacy Note”). All principal and accrued and unpaid interest on the Branded Legacy Note is payable, in full, on November 27, 2029. As of the dates of the foregoing transactions, the Company and Branded Legacy were not considered related parties based upon the guidance set forth in ASC Topic 850, Related Party Disclosures.

Management could not ascertain with certainty of the collectability of the Branded Legacy Note due to the dollar amount and duration of the term; therefore, an allowance for $1,500,000 had been assessed and expensed, which was included in the Consolidated Statements of Loss for the year ended December 31, 2019. See Note 21, Restatement of Previously Issued Consolidated Financial Statements, for further details. The Branded Legacy Note and the investment in Branded Legacy consisted of the following:

	June 30, 2020	December 31, 2019
Investment in Branded Legacy	$-	$-
Note receivable	$1,500,000	$1,500,000
Less: Allowance for doubtful account	(1,500,000)	(1,500,000)
Note receivable, net	$-	$-

NOTE 6 – NOTE RECEIVABLE

On May 26, 2016, Robert Clark, the Company’s President and Chief Executive Officer, formed Elev8 Hemp, LLC, a Delaware limited liability company (“Elev8 Hemp”), on behalf of Ryan Medico, the Company’s then-Chief Financial Officer. Mr. Medico was the sole owner of and served as President of Elev8 Hemp.

In June 2016, the Company entered into a letter of intent with Elev8 Hemp to acquire it, such that it would become the Company’s wholly-owned subsidiary. Pursuant to the letter of intent, on June 7, 2016, the Company entered into an Acquisition Agreement with Elev8 Hemp (the “Elev8 Hemp Acquisition Agreement”), whereby the Company agreed to acquire 100% of the ownership of Elev8 Hemp and, in exchange, the Company agreed to issue to Mr. Medico 5 million restricted shares of Common Stock, which had a fair market value of $50,000. The Elev8 Hemp Acquisition Agreement provided that if the Company failed to adequately capitalize the development of Elev8 Hemp to complete its objectives set forth in its business plan, then Mr. Medico would have the option until March 31, 2018 to purchase Elev8 Hemp from the Company for a purchase price of $50,000, which could be paid in shares of the Company’s Common Stock.

On October 10, 2016, the Company entered into a Membership Interest Purchase Agreement (the “Membership Interest Purchase Agreement”) with Elev8 Hemp, as the Company’s wholly-owned subsidiary, and Branded Legacy, Inc., formerly known as Elev8 Brands, Inc. and, prior to that, known as PLAD, Inc. (“Branded Legacy”), to sell 100% of the then-issued and outstanding membership interests of Elev8 Hemp to Branded Legacy in consideration of its issuance to the Company of 200,000,000 shares of its common stock, par value $0.00001. In connection with this transaction, Mr. Medico became the Chief Executive Officer and the sole director of Branded Legacy. The parties desired to enter into the Membership Interest Purchase Agreement because the Company did not have adequate capital to fund the development of Elev8 Hemp’s business, as well as its own. Until July 2018, Mr. Medico also continued to serve as the Company’s Chief Financial Officer.

On April 14, 2017, the Company’s Board of Directors (the “Board”) declared a dividend to its stockholders of an aggregate of 51,396,608 shares of common stock of Branded Legacy. The Company’s stockholders received one share of common stock of Branded Legacy for every 10 shares of the Company’s Common Stock held on the record date. On the record date, we had approximately 104 stockholders, all of whom received this dividend. After the payment of the dividend, the Company held 148,603,365 shares of common stock of Branded Legacy.

On March 6, 2018, the Company entered into a Securities Exchange and Settlement Agreement (the “First Exchange Agreement”) with Branded Legacy. Pursuant to the First Exchange Agreement, the Company exchanged with Branded Legacy the remaining 148,603,365 shares of common stock held by the Company for 2,746,723 shares of Branded Legacy’s Series D preferred stock. The shares of Series D preferred stock were initially convertible into 164,803,380 shares of common stock of Branded Legacy. At December 31, 2018, the balance of the investment in Branded Legacy was $1,648.

On November 26, 2019, we entered into a second Securities and Exchange Agreement with Branded Legacy, whereby we exchanged the remaining investment of 2,746,723 shares of Branded Legacy’s Series D preferred stock for its 10-year, unsecured, non-convertible promissory note in our favor in the original principal amount of $1,500,000 (the “Branded Legacy Note”). All principal and accrued and unpaid interest on the Branded Legacy Note is payable, in full, on November 27, 2029. As of the dates of the foregoing transactions, the Company and Branded Legacy were not considered related parties based upon the guidance set forth in ASC Topic 850, Related Party Disclosures.

Management could not ascertain with certainty of the collectability of the Branded Legacy Note due to the dollar amount and duration of the term; therefore, an allowance for $1,500,000 had been assessed and expensed to bad debt, which was included in the Consolidated Statements of Loss for the year ended December 31, 2019. See Note 21, Restatement of Previously Issued Consolidated Financial Statements, for further details. The Branded Legacy Note and the investment in Branded Legacy consisted of the following at December 31:

	2019	2018
Investment in Branded Legacy Note	-	1,648
Note receivable	$1,500,000	$-
Less: Allowance for doubtful account	(1,500,000)	-
Note receivable, net	$-	$-